Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	Raphael Pharmaceutical Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 (this “Post-Effective Amendment”) to the Registration Statement on Form S-1 (File No. 333-260766) (the “Registration Statement”) of Raphael Pharmaceutical Inc. (the “Company”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 1, 2021, and amended by Amendment No. 1 to the Registration Statement on May 4, 2023 (“Amendment No. 1”), is being filed for the sole purpose of including audited consolidated financial statements for the fiscal year ended December 31, 2021 and Exhibit 23.3, which were inadvertently omitted in Amendment No. 1 to the Registration Statement. For clarity, the audited consolidated financial statements as of and for the fiscal year ended December 31, 2022 included in this Post-Effective Amendment are unchanged from the audited consolidated financial statements included in Amendment No. 1 to the Registration Statement.Other than expressly set forth herein, this Post-Effective Amendment does not, and does not purport to, amend or restate any other information contained in Amendment No. 1 nor does this Post-Effective Amendment reflect any events that have occurred after Amendment No. 1 to the Registration Statement was filed. All applicable registration fees were paid at the time of the original filing of the Registration Statement. No additional securities are being registered under this Post-Effective Amendment.
Entity Central Index Key	0001415397
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV